EARNINGS (LOSS) PER SHARE - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [abstract]
Income from continuing operations attributable to non-controlling interests	$ 883	$ (5,870)	$ 4,261